Financial assets and liabilities - Reconciliation Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets at beginning of period	€ 16,493
Financial assets at end of period	14,954	€ 16,493
Financial liabilities
Financial liabilities at beginning of period	(10,867)
Financial liabilities at end of period	(8,901)	(10,867)
Financial assets at fair value, class | Level 3
Financial assets
Financial assets at beginning of period	823	750
Net (losses)/gains in income statement	(76)	13
Additions	56	101
Deductions	(24)	(39)
Transfers out of level 3	0	(4)
Other movements	0	2
Financial assets at end of period	779	823
Financial liabilities at fair value, class | Level 3
Financial liabilities
Financial liabilities at beginning of period	(550)	(590)
Net (losses)/gains in income statement	31	24
Additions	0	0
Deductions	19	20
Transfers out of level 3	0	0
Other movements	1	(4)
Financial liabilities at end of period	€ (499)	€ (550)